Non-Controlling Interest - Schedule of changes in noncontrolling interest (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Non-Controlling Interest [Line Items]
Non-controlling interest		$ 351,402
Related Party [Member]
Non-Controlling Interest [Line Items]
Other Liabilities	(35,058)
Non-controlling interest	351,402
Accounts payable	(1)
Loss on sale of subsidiary	$ (316,343)